Geographic Distribution of the Residential Mortgage Loans for which Excess MSRs are held (Details)	Dec. 31, 2012		Dec. 31, 2011
Percentage of Total Outstanding	100.00%	[1]	100.00%	[1]
MSRs | California
Percentage of Total Outstanding	32.00%	[1]	19.40%	[1]
MSRs | Florida
Percentage of Total Outstanding	10.10%	[1]	11.10%	[1]
MSRs | Washington
Percentage of Total Outstanding	4.30%	[1]	3.20%	[1]
MSRs | New York
Percentage of Total Outstanding	4.30%	[1]
MSRs | Arizona
Percentage of Total Outstanding	3.90%	[1]	4.80%	[1]
MSRs | Texas
Percentage of Total Outstanding	3.60%	[1]	6.70%	[1]
MSRs | Colorado
Percentage of Total Outstanding	3.50%	[1]
MSRs | Maryland
Percentage of Total Outstanding	3.40%	[1]	3.10%	[1]
MSRs | New Jersey
Percentage of Total Outstanding	3.10%	[1]	3.10%	[1]
MSRs | Virginia
Percentage of Total Outstanding	3.00%	[1]	3.50%	[1]
MSRs | Other US Locations
Percentage of Total Outstanding	28.80%	[1]	39.40%	[1]
MSRs | Illinois
Percentage of Total Outstanding			3.00%	[1]
MSRs | Nevada
Percentage of Total Outstanding			2.70%	[1]

[1]	(A) Geographic concentrations of investments expose Newcastle to the risk of economic downturns within the relevant states. Any such downturn in a state where Newcastle holds significant investments could affect the underlying borrower's ability to make the mortgage payment and therefore could have a meaningful, negative impact on Newcastle's Excess MSRs.